UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (96.7%)(a)
		Shares	Value

Aerospace and defense (7.8%)

Airbus Group SE (France)		87,141	$5,782,330

Bombardier, Inc. Class B (Canada)(NON)(S)		1,846,153	1,876,360

Embraer SA ADR (Brazil)		65,200	1,718,672

General Dynamics Corp.		71,500	9,392,955

Honeywell International, Inc.		124,100	13,905,405

L-3 Communications Holdings, Inc.		69,528	8,239,068

Northrop Grumman Corp.		89,000	17,613,100

Raytheon Co.		62,500	7,664,375

Rockwell Collins, Inc.		26,900	2,480,449

United Technologies Corp.		59,300	5,935,930

			74,608,644
Airlines (0.5%)

American Airlines Group, Inc.		103,700	4,252,737

			4,252,737
Automobiles (0.2%)

General Motors Co.		45,800	1,439,494

			1,439,494
Banks (10.5%)

Bank of America Corp.		1,287,645	17,408,960

BB&T Corp.		86,300	2,871,201

Citigroup, Inc.		492,250	20,551,438

JPMorgan Chase & Co.		567,086	33,582,833

PacWest Bancorp		38,900	1,445,135

Regions Financial Corp.		548,600	4,306,510

Wells Fargo & Co.		439,120	21,235,843

			101,401,920
Beverages (0.6%)

Molson Coors Brewing Co. Class B		59,900	5,761,182

			5,761,182
Biotechnology (0.6%)

AbbVie, Inc.		41,800	2,387,616

Gilead Sciences, Inc.		40,200	3,692,772

			6,080,388
Building products (0.4%)

Fortune Brands Home & Security, Inc.		74,600	4,180,584

			4,180,584
Capital markets (4.2%)

AllianceBernstein Holding LP		120,100	2,813,943

Bank of New York Mellon Corp. (The)		50,900	1,874,647

Charles Schwab Corp. (The)		165,100	4,626,102

E*Trade Financial Corp.(NON)		53,300	1,305,317

Goldman Sachs Group, Inc. (The)		49,569	7,781,342

KKR & Co. LP		489,332	7,188,287

Morgan Stanley		330,064	8,254,901

State Street Corp.		115,600	6,764,912

			40,609,451
Chemicals (3.5%)

Axalta Coating Systems, Ltd.(NON)		150,635	4,398,542

Axiall Corp.		62,700	1,369,368

CF Industries Holdings, Inc.		64,928	2,034,844

Dow Chemical Co. (The)		174,100	8,854,726

E.I. du Pont de Nemours & Co.		140,200	8,877,464

Linde AG (Germany)		20,824	3,033,266

Monsanto Co.		40,900	3,588,566

Symrise AG (Germany)		25,960	1,735,449

			33,892,225
Commercial services and supplies (0.6%)

Tyco International PLC		146,475	5,377,097

			5,377,097
Communications equipment (1.6%)

Cisco Systems, Inc.		531,100	15,120,417

			15,120,417
Consumer finance (0.4%)

Synchrony Financial(NON)		128,700	3,688,542

			3,688,542
Diversified consumer services (—%)

ITT Educational Services, Inc.(NON)(S)		129,883	401,338

			401,338
Diversified telecommunication services (1.4%)

AT&T, Inc.		156,000	6,110,520

Verizon Communications, Inc.		135,972	7,353,366

			13,463,886
Electric utilities (2.1%)

American Electric Power Co., Inc.		47,200	3,134,080

Edison International		48,500	3,486,665

Exelon Corp.		389,700	13,974,642

			20,595,387
Energy equipment and services (2.2%)

Baker Hughes, Inc.		83,700	3,668,571

Halliburton Co.		182,400	6,515,328

Schlumberger, Ltd.		99,689	7,352,064

Weatherford International PLC(NON)		506,481	3,940,422

			21,476,385
Food and staples retail (2.1%)

CVS Health Corp.		112,100	11,628,133

Wal-Mart Stores, Inc.		127,700	8,746,173

			20,374,306
Food products (1.4%)

JM Smucker Co. (The)		29,100	3,778,344

Kraft Heinz Co. (The)		43,800	3,440,928

Mondelez International, Inc. Class A		147,900	5,933,748

			13,153,020
Health-care equipment and supplies (2.4%)

Abbott Laboratories		61,000	2,551,630

Baxter International, Inc.(S)		105,000	4,313,400

C.R. Bard, Inc.		28,200	5,715,294

Medtronic PLC		103,624	7,771,800

Zimmer Biomet Holdings, Inc.		25,900	2,761,717

			23,113,841
Health-care providers and services (1.4%)

Cardinal Health, Inc.		60,200	4,933,390

Cigna Corp.		40,100	5,503,324

UnitedHealth Group, Inc.		25,500	3,286,950

			13,723,664
Hotels, restaurants, and leisure (1.2%)

Hilton Worldwide Holdings, Inc.		336,400	7,575,728

Penn National Gaming, Inc.(NON)		267,642	4,466,945

			12,042,673
Household durables (0.6%)

PulteGroup, Inc.		194,600	3,640,966

Whirlpool Corp.		10,300	1,857,502

			5,498,468
Household products (0.3%)

Procter & Gamble Co. (The)		30,000	2,469,300

			2,469,300
Independent power and renewable electricity producers (1.7%)

Calpine Corp.(NON)		602,033	9,132,841

NRG Energy, Inc.		563,000	7,324,630

			16,457,471
Industrial conglomerates (1.6%)

General Electric Co.		390,170	12,403,504

Siemens AG (Germany)		32,061	3,398,202

			15,801,706
Insurance (5.2%)

American International Group, Inc.		323,700	17,495,985

Assured Guaranty, Ltd.		242,867	6,144,535

Chubb, Ltd.		48,100	5,731,115

Hartford Financial Services Group, Inc. (The)		201,100	9,266,688

MetLife, Inc.		136,013	5,976,411

Prudential PLC (United Kingdom)		313,475	5,814,112

			50,428,846
Internet and catalog retail (—%)

FabFurnish GmbH (acquired 8/2/13, cost $13) (Private) (Brazil)(F)(RES)(NON)		10	9

Global Fashion Holding SA (acquired 8/2/13, cost $636,303) (Private) (Brazil)(F)(RES)(NON)		15,020	406,537

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Brazil)(F)(RES)(NON)		10	9

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Brazil)(F)(RES)(NON)		4	3

			406,558
Internet software and services (1.4%)

Alphabet, Inc. Class C(NON)		14,415	10,738,454

Yahoo!, Inc.(NON)		67,100	2,469,951

			13,208,405
IT Services (0.6%)

Computer Sciences Corp.(S)		172,300	5,925,397

			5,925,397
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.		60,700	2,418,895

			2,418,895
Media (3.1%)

Comcast Corp. Class A		122,700	7,494,516

Discovery Communications, Inc. Class A(NON)		113,600	3,252,368

DISH Network Corp. Class A(NON)		70,300	3,252,078

Liberty Global PLC Ser. C (United Kingdom)(NON)		199,000	7,474,440

Time Warner Cable, Inc.		17,800	3,642,236

Time Warner, Inc.		62,900	4,563,395

			29,679,033
Metals and mining (0.9%)

Alcoa, Inc.(S)		353,400	3,385,572

BHP Billiton, Ltd. (Australia)		108,966	1,408,281

Newmont Mining Corp.		143,300	3,808,914

			8,602,767
Multi-utilities (0.5%)

PG&E Corp.		85,900	5,129,948

			5,129,948
Multiline retail (0.2%)

Macy's, Inc.		51,200	2,257,408

			2,257,408
Oil, gas, and consumable fuels (11.4%)

Anadarko Petroleum Corp.		230,400	10,729,728

Apache Corp.		62,400	3,045,744

Cabot Oil & Gas Corp.		357,100	8,109,741

Concho Resources, Inc.(NON)		46,200	4,668,048

ConocoPhillips		280,500	11,295,735

CONSOL Energy, Inc.(S)		92,200	1,040,938

Diamondback Energy, Inc.(NON)		59,400	4,584,492

Energen Corp.		63,800	2,334,442

EOG Resources, Inc.		43,400	3,149,972

Exxon Mobil Corp.		94,018	7,858,965

Gulfport Energy Corp.(NON)		224,800	6,370,832

Marathon Oil Corp.		268,600	2,992,204

Pioneer Natural Resources Co.		67,900	9,556,246

Royal Dutch Shell PLC ADR Class A (United Kingdom)		397,610	19,264,205

Scorpio Tankers, Inc.		618,900	3,608,187

Suncor Energy, Inc. (Canada)		153,027	4,261,780

Total SA ADR (France)(S)		95,979	4,359,366

Whiting Petroleum Corp.(NON)(S)		317,156	2,530,905

			109,761,530
Paper and forest products (0.3%)

Boise Cascade Co.(NON)		160,200	3,319,344

			3,319,344
Personal products (1.2%)

Avon Products, Inc.		660,563	3,177,308

Coty, Inc. Class A		141,081	3,926,284

Edgewell Personal Care Co.		57,318	4,615,819

			11,719,411
Pharmaceuticals (9.6%)

Allergan PLC(NON)		29,200	7,826,476

AstraZeneca PLC ADR (United Kingdom)		292,000	8,222,720

Bristol-Myers Squibb Co.		115,500	7,378,140

Eli Lilly & Co.		99,400	7,157,794

Johnson & Johnson		124,000	13,416,800

Merck & Co., Inc.		270,325	14,302,896

Perrigo Co. PLC		19,000	2,430,670

Pfizer, Inc.		553,754	16,413,269

Sanofi ADR (France)		106,000	4,256,960

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		132,000	7,063,320

Zoetis, Inc.		93,202	4,131,645

			92,600,690
Real estate investment trusts (REITs) (1.0%)

American Tower Corp.		29,600	3,030,152

Gaming and Leisure Properties, Inc.		218,066	6,742,601

			9,772,753
Road and rail (0.6%)

Union Pacific Corp.		69,100	5,496,905

			5,496,905
Semiconductors and semiconductor equipment (1.5%)

Intel Corp.		238,200	7,705,770

Lam Research Corp.		35,863	2,962,284

Micron Technology, Inc.(NON)		381,300	3,992,211

			14,660,265
Software (2.4%)

Microsoft Corp.		325,900	17,999,457

Oracle Corp.		81,000	3,313,710

TiVo, Inc.(NON)		187,700	1,785,027

			23,098,194
Specialty retail (2.2%)

Advance Auto Parts, Inc.		25,600	4,104,704

Bed Bath & Beyond, Inc.(NON)(S)		43,800	2,174,232

Gap, Inc. (The)		189,400	5,568,360

Home Depot, Inc. (The)		33,100	4,416,533

Michaels Cos., Inc. (The)(NON)		88,800	2,483,736

Tile Shop Holdings, Inc.(NON)		151,500	2,258,865

			21,006,430
Technology hardware, storage, and peripherals (2.6%)

Apple, Inc.		104,100	11,345,859

EMC Corp.		176,400	4,701,060

Hewlett Packard Enterprise Co.		167,610	2,971,725

HP, Inc.		184,510	2,273,163

Samsung Electronics Co., Ltd. (South Korea)		3,533	4,053,249

			25,345,056
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.		565,587	7,013,279

			7,013,279
Tobacco (1.0%)

Philip Morris International, Inc.		98,700	9,683,457

			9,683,457
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)		207,010	6,634,665

			6,634,665

Total common stocks (cost $827,000,216)			$933,153,362

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		12,313	$1,283,630

Total convertible preferred stocks (cost $1,231,300)			$1,283,630

SHORT-TERM INVESTMENTS (4.7%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	Shares	16,618,524	$16,618,524

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	27,821,266	27,821,266

U.S. Treasury Bills 0.29%, June 9, 2016(SEGSF)		$620,000	619,784

U.S. Treasury Bills 0.32%, May 12, 2016(SEGSF)		440,000	439,952

Total short-term investments (cost $45,499,290)			$45,499,526

TOTAL INVESTMENTS

Total investments (cost $873,730,806)(b)			$979,936,518

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $33,441,257) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	6/15/16	$23,064,715	$22,549,679	$(515,036)
	Euro	Sell	6/15/16	4,727,516	4,513,788	(213,728)
JPMorgan Chase Bank N.A.
	Euro	Sell	6/15/16	6,680,562	6,377,790	(302,772)

Total						$(1,031,536)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31,2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $964,867,644.
(b)	The aggregate identified cost on a tax basis is $881,226,033, resulting in gross unrealized appreciation and depreciation of $180,249,290 and $81,538,805, respectively, or net unrealized appreciation of $98,710,485.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $406,558, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$36,135,744	$33,958,700	$42,273,178	$30,536	$27,821,266
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $16,618,524, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,123,241.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,064,910 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,031,536 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $689,813 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$72,324,844	$—	$406,558
Consumer staples	63,160,676	—	—
Energy	131,237,915	—	—
Financials	207,100,679	5,814,112	—
Health care	137,937,478	—	—
Industrials	100,537,141	9,180,532	—
Information technology	97,357,734	—	—
Materials	41,045,621	4,768,715	—
Telecommunication services	20,098,551	—	—
Utilities	42,182,806	—	—
Total common stocks	912,983,445	19,763,359	406,558
Convertible preferred stocks	—	1,283,630	—
Short-term investments	27,821,266	17,678,260	—

Totals by level	$940,804,711	$38,725,249	$406,558

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,031,536)	$—

Totals by level	$—	$(1,031,536)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$1,031,536

Total	$—	$1,031,536

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$33,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	$—	$—	$—

	Total Assets	$—	$—	$—

	Liabilities:
	Forward currency contracts#	728,764	302,772	1,031,536

	Total Liabilities	$728,764	$302,772	$1,031,536

	Total Financial and Derivative Net Assets	$(728,764)	$(302,772)	$(1,031,536)
	Total collateral received (pledged)##†	$(489,853)	$(199,960)
	Net amount	$(238,911)	$(102,812)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016